Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2022
Fair Value Of Financial Instruments
Fair Value of Financial Instruments - Fair Value of financial instruments (Table)
	December 31, 2022		December 31, 2021
	Book Value	Fair Value	Book Value	Fair Value
Cash and cash equivalents	$78,541	$78,541	$53,367	$53,367
Restricted cash	$310	$310	$10	$10
Senior and ship mortgage notes, net	$(496,608)	$(491,976)	$(646,538)	$(690,400)
Long-term debt, including current portion	$(59,313)	$(59,385)	$(58,278)	$(58,376)
Loans payable to affiliate companies, including current portion	$—	$—	$(112,634)	$(113,509)
Convertible debenture payable to affiliate companies(2)	$(118,833)	$(118,833)	$—	$—

Fair Value of Financial Instruments - Assets measured at Fair Value on a Non-Recurring Basis (Table)

	Fair Value Measurements as of December 31, 2021
	Total	Quoted Prices in Active Markets for Identical Assets (Level I)	Significant Other Observable Inputs (Level II)	Significant Unobservable Inputs (Level III)
Vessels, port terminals and other fixed assets, net	$7,500	$—	$7,500	$—
Total	$7,500	$—	$7,500	$—

Fair Value of Financial Liabilities - Non-Recurring Measurements (Table)

	Fair Value Measurements at December 31, 2022
	Total	(Level I)	(Level II)	(Level III)
Cash and cash equivalents	$78,541	$78,541	$—	$—
Restricted cash	$310	$310	$—	$—
Senior and ship mortgage notes	$(491,976)	$(483,350)	$(8,626)	$—
Long-term debt, including current portion(1)	$(59,385)	$—	$(59,385)	$—
Convertible debenture payable to affiliate companies(2)	$(118,833)	$—	$(118,833)	$—

	Fair Value Measurements at December 31, 2021
	Total	(Level I)	(Level II)	(Level III)
Cash and cash equivalents	$53,367	$53,367	$—	$—
Restricted cash	$10	$10	$—	$—
Senior and ship mortgage notes	$(690,400)	$(681,774)	$(8,626)	$—
Long-term debt, including current portion(1)	$(58,376)	$—	$(58,376)	$—
Loans payable to affiliate companies, including current portion	$(112,634)	$—	$(112,634)	$—

(1)	The fair value of the Company’s long-term debt is estimated based on currently available debt with similar contract terms, interest rates and remaining maturities, published quoted market prices as well as taking into account the Company’s creditworthiness.
(2)

The fair value of the Company’s loans payable to affiliate companies and Convertible Debenture payable to affiliate companies is estimated based on currently available debt with similar contract terms, interest rate and remaining maturities as well as taking into account the counterparty’s creditworthiness.